UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21343

Western Asset Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31,

Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET EMERGING MARKETS DEBT

FUND INC.

FORM N-Q

January 31, 2007

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments (unaudited)

January 31, 2007

Face Amount†	Security	Value
SOVEREIGN BONDS — 62.2%
Argentina — 4.2%

	Republic of Argentina:
2,000,000 EUR	9.250% due 10/21/02 (a)	$831,936
5,000,000 DEM	10.250% due 2/6/03 (a)	1,142,330
1,425,000 EUR	9.000% due 6/20/03 (a)	611,278
1,000,000 EUR	9.500% due 3/4/04 (a)	432,867
5,000,000 DEM	7.000% due 3/18/04 (a)	1,104,944
2,000,000 EUR	8.500% due 7/1/04 (a)	851,434
2,000,000 EUR	10.000% due 1/7/05 (a)	877,432
3,200,000 ARS	8.125% due 4/21/08 (a)	1,383,094
1,200,000 EUR	9.000% due 7/6/10 (a)	508,911
3,496,500	5.590% due 8/3/12 (b)	3,323,471
6,784,367 ARS	Bonds, 2.000% due 1/3/10 (b)	4,613,555
1,505,268 ARS	Discount Bonds, 5.830% due 12/31/33 (b)	673,726
	GDP Linked Securities:
4,205,000	0.624% due 12/15/35 (b)	576,716
82,017,123 ARS	0.649% due 12/15/35 (b)	3,157,993
4,825,000 EUR	0.662% due 12/15/35 (b)	837,314
	Medium-Term Notes:
525,000 EUR	8.750% due 2/4/03 (a)	232,032
5,000,000,000 ITL	7.000% due 3/18/04 (a)	1,114,404
2,000,000 EUR	7.000% due 3/18/04 (a)(c)	864,433
1,000,000 EUR	9.250% due 7/20/04 (a)	425,717
2,000,000 EUR	8.125% due 10/4/04 (a)	831,936
1,000,000 EUR	Series APR, 8.000% due 2/26/08 (a)	437,091

	Total Argentina	24,832,614

Brazil — 13.8%

	Federative Republic of Brazil:
16,423,000	11.000% due 8/17/40 (d)	21,608,562
	Collective Action Securities:
6,010,000	8.750% due 2/4/25	7,402,818
4,700,000	8.250% due 1/20/34	5,615,325
42,902,000	Notes, 8.000% due 1/15/15 (d)	47,406,710

	Total Brazil	82,033,415

Colombia — 3.3%

	Republic of Colombia:
6,384,000	8.125% due 5/21/24	7,277,760
6,262,000	10.375% due 1/28/33	8,865,426
3,120,000	7.375% due 9/18/37	3,313,440

	Total Colombia	19,456,626

Ecuador — 1.0%

7,877,000	Republic of Ecuador, 10.000% due 8/15/30 (e)	6,183,445

El Salvador — 1.1%

	Republic of El Salvador:
4,380,000	7.750% due 1/24/23 (e)	5,015,100
1,500,000	8.250% due 4/10/32 (e)	1,792,500

	Total El Salvador	6,807,600

Indonesia — 0.5%

2,400,000	Republic of Indonesia, 8.500% due 10/12/35 (e)	2,940,000

Malaysia — 1.6%

9,690,000	Penerbangan Malaysia Berhad, Bonds, 5.625% due 3/15/16 (e)	9,705,989

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Face Amount†	Security	Value
Mexico — 10.6%
	United Mexican States:
1,395,000	11.375% due 9/15/16	$1,980,900
2,500,000	8.125% due 12/30/19	3,007,500
	Medium-Term Notes:
29,300,000	5.625% due 1/15/17 (d)	28,904,450
1,920,000	8.300% due 8/15/31	2,417,280
	Series A:
1,171,000	6.375% due 1/16/13	1,217,840
7,131,000	6.625% due 3/3/15	7,569,557
11,120,000	8.000% due 9/24/22 (d)	13,371,800
4,047,000	Series XW, 10.375% due 2/17/09	4,430,453

	Total Mexico	62,899,780

Panama — 2.5%
	Republic of Panama:
2,848,000	7.250% due 3/15/15	3,061,600
6,090,000	9.375% due 4/1/29	8,000,738
3,482,000	6.700% due 1/26/36	3,560,345

	Total Panama	14,622,683

Peru — 1.9%
	Republic of Peru:
8,232,000	8.750% due 11/21/33 (d)	10,582,236
286,080	FLIRB, 5.000% due 3/7/17 (b)	285,436
319,200	PDI, 5.000% due 3/7/17 (b)	318,243

	Total Peru	11,185,915

Philippines —1.1%
	Republic of the Philippines:
4,206,000	10.625% due 3/16/25 (f)	5,946,022
532,000	7.750% due 1/14/31	597,489

	Total Philippines	6,543,511

Russia — 6.8%
	Russian Federation:
2,175,000	11.000% due 7/24/18 (e)	3,099,375
1,595,000	12.750% due 6/24/28 (e)	2,855,050
31,084,000	5.000% due 3/31/30 (e)	34,600,377

	Total Russia	40,554,802

South Africa — 1.4%
8,155,000	Republic of South Africa, 6.500% due 6/2/14	8,552,556

Turkey — 4.0%
	Republic of Turkey:
3,380,000	11.500% due 1/23/12	4,123,596
1,257,000	11.000% due 1/14/13	1,537,937
2,125,000	7.250% due 3/15/15	2,196,719
8,530,000	11.875% due 1/15/30 (f)	13,029,575
798,000	Collective Action Securities, Notes, 9.500% due 1/15/14	927,675
2,343,000	Notes, 6.875% due 3/17/36	2,222,921

	Total Turkey	24,038,423

Uruguay — 1.0%
5,459,236	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (g)	6,011,984

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Face Amount†	Security	Value
Venezuela — 7.4%
	Bolivarian Republic of Venezuela:
1,175,000	5.375% due 8/7/10 (e)	$1,135,050
885,000	8.500% due 10/8/14	964,650
22,723,000	5.750% due 2/26/16	20,819,949
1,674,000	7.650% due 4/21/25	1,747,237
	Collective Action Securities:
2,755,000	6.360% due 4/20/11 (b)(e)	2,710,920
9,245,000	9.375% due 1/13/34 (f)	12,043,924
3,850,000	Notes, 10.750% due 9/19/13	4,629,625

	Total Venezuela	44,051,355

	TOTAL SOVEREIGN BONDS (Cost — $341,897,228)	370,420,698

CORPORATE BONDS & NOTES — 27.0%

Brazil — 4.0%
	Vale Overseas Ltd., Notes:
2,219,000	6.250% due 1/23/17	2,228,719
4,219,000	8.250% due 1/17/34	5,029,660
16,128,000	6.875% due 11/21/36 (d)	16,454,769

	Total Brazil	23,713,148

Chile — 1.5%
	Enersis SA, Notes:
6,090,000	7.375% due 1/15/14	6,543,876
2,285,000	7.400% due 12/1/16	2,511,722

	Total Chile	9,055,598

India — 0.1%
596,000	ICICI Bank Ltd., Bonds, 6.375% due 4/30/22 (b)(e)	593,113

Kazakhstan — 0.4%
2,270,000	TuranAlem Finance BV, 8.250% due 1/22/37 (e)	2,304,050

Malaysia — 0.4%
1,650,000	Petronas Capital Ltd., Notes, 7.875% due 5/22/22 (e)	2,005,073
113,000	Sarawak International Inc., Senior Bonds, 5.500% due 8/3/15	110,453

	Total Malaysia	2,115,526

Mexico — 6.1%
	Axtel SA de CV:
311,000	11.000% due 12/15/13	346,765
1,940,000	Senior Notes, 7.625% due 2/1/17 (e)	1,948,905
1,450,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(e)	1,458,084
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
340,000	9.375% due 5/1/12	364,650
175,000	12.500% due 6/15/12	189,875
28,581,000	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35 (d)	28,473,821
37,000,000 MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	3,342,443

	Total Mexico	36,124,543

Russia — 10.8%
17,340,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (e)	21,751,296
	Gazprom:
	Bonds:
343,825,000 RUB	Series A7, 6.790% due 10/29/09	12,984,685

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

Face Amount†	Security	Value
Russia — 10.8% (continued)
114,575,000 RUB	Series A8, 7.000% due 10/27/11	$4,316,163
1,810,000	Loan Participation Notes, 6.212% due 11/22/16 (e)	1,790,090
162,014,000 RUB	OAO, Series A6, 6.950% due 8/6/09	6,136,797
9,780,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (e)	10,205,430
5,580,000	TNK-BP Finance SA, 7.500% due 7/18/16 (e)	5,840,586
1,350,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation, Notes, 8.250% due 5/23/16 (e)	1,426,478

	Total Russia	64,451,525

Thailand — 1.0%
5,800,000	True Move Co., Ltd., 10.750% due 12/16/13 (e)	5,742,000

Venezuela — 2.7%
17,347,000	Petrozuata Finance Inc., 8.220% due 4/1/17 (e)	16,373,417

	TOTAL CORPORATE BONDS & NOTES (Cost — $160,548,404)	160,472,920

Warrants
WARRANT — 0.1%
11,745	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20 (Cost - $364,095)	399,330

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $502,809,727)	531,292,948

Face Amount†
SHORT-TERM INVESTMENTS — 10.7%
Credit Linked Notes — 1.0%
5,800,000	UBS AG Jersey Branch, Medium-Term Notes, 7.684% due 4/16/07 (Cost - $5,820,880)	5,820,880

Sovereign Bonds — 5.0%
	Egypt Treasury Bills:
34,850,000 EGP	Zero coupon bond to yield 9.471% due 4/17/07	5,998,674
137,050,000 EGP	Zero coupon bond to yield 9.371% due 10/30/07	22,468,458
7,075,000 EGP	Zero coupon bond to yield 9.322% due 11/6/07	1,158,346

	Total Sovereign Bonds (Cost — $29,455,805)	29,625,478

U.S. Government Agency — 0.2%
950,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (Cost - $931,000) (h)(i)	930,753

Repurchase Agreement — 4.5%
27,030,000	Nomura Securities International Inc. repurchase agreement dated 1/31/07, 5.240% due 2/1/07; Proceeds at maturity - $27,033,934; (Fully collateralized by U.S. government agency obligation, 4.625% due 10/15/13; Market value - $27,570,757) (Cost - $27,030,000)	27,030,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $63,237,685)	63,407,111

	TOTAL INVESTMENTS — 100.0% (Cost — $566,047,412#)	$594,700,059

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments (unaudited) (continued)

January 31, 2007

(c)	Illiquid security.
(d)	All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS—Argentine Peso

DEM—German Mark

EGP—Egyptian Pound

EUR—Euro

FLIRB—Front-Loaded Interest Reduction Bonds

GDP—Gross Domestic Product

ITL—Italian Lira

MXN—Mexican Peso

PDI—Past Due Interest

RUB—Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek total return. As a secondary objective, the Fund seeks high current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Other Risks. Consistent with its objectives to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss principal is greater.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$31,993,246
Gross unrealized depreciation	(3,340,599)

Net unrealized appreciation	$28,652,647

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2007 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$23,820,631	3.33%	$31,308,815

Interest rates on reverse repurchase agreements ranged from 1.00% to 5.25% during the period ended January 31, 2007.

At January 31, 2007, the Fund had the following open reverse repurchase agreements:

Face Amount	Security	Value
$5,495,560	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 12/21/06 bearing 5.250% to be repurchased at $5,530,021 on 2/2/07, collateralized by: $4,206,000 Republic of the Philippines, 10.625% due 3/16/25; Market Value (including accrued interest) - $6,116,383	$5,495,560

12,285,882	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/18/07 bearing 1.500% to be repurchased at $12,295,096 on 2/5/07, collateralized by: $10,410,000 Bolivarian Republic of Venezuela 9.375% due 1/13/34; Market Value (including accrued interest) - $13,606,176	12,285,882

5,141,318	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 1/26/07 bearing 3.900% to be repurchased at $5,145,217 on 2/2/07, collateralized by: $3,710,000 Republic of Turkey, 11.875% due 1/15/30; Market Value (including accrued interest) - $5,669,278	5,141,318

6,647,985	Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/26/07 bearing 3.500% to be repurchased at $6,659,619 on 2/13/07 collateralized by: $4,820,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $7,365,478	6,647,985

	Total Reverse Repurchase Agreements
	(Proceeds — $29,570,745)	$29,570,745

At January 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 10 Year Notes	1,250	3/07	$135,077,805	$133,437,500	$1,640,305

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 29, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: March 29, 2007